CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended		203 Months Ended	206 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Revenue:
Sales	$ 569,243	$ 176,098	$ 821,787	$ 151,574	$ 1,009,439	$ 1,578,682
Grant income	491,262	195,232	1,600,880	1,191,362	3,792,687	4,283,949
Other revenue	1,667					1,667
Total revenue	1,062,172	371,330	2,422,667	1,342,936	4,802,126	5,864,298
Cost of revenue	662,537	253,511	1,911,565	319,298	2,745,436	3,407,973
Gross profit	399,635	117,819	511,102	1,023,638	2,056,690	2,456,325
Other expenses:
Research and development	236,774	704,141	1,738,938	2,532,489	55,668,397	55,905,171
Legal, financial and other consulting	310,308	222,746	908,644	627,245	9,493,779	9,804,087
Selling, general and administrative	1,006,747	613,162	2,576,751	1,354,738	28,987,962	29,994,709
Change in fair value of management and incentive units					(6,055,483)	(6,055,483)
Total expenses	1,553,829	1,540,049	5,224,333	4,514,472	88,094,655	89,648,484
Loss from Operations	(1,154,194)	(1,422,230)	(4,713,231)	(3,490,834)	(86,037,965)	(87,192,159)
Other (income) expenses:
Gain on disposal of property and equipment					(21,663)	(21,663)
Gain on extinguishment of debt					(216,617)	(216,617)
Interest (income)/expense, net	137,089	206,712	422,843	564,428	7,724,393	7,861,482
Penalties associated with non-registration of Series A Preferred Stock					361,495	361,495
Change in warrant liability	(316,200)					(316,200)
Total other (income) expense, net	(179,111)	206,712	422,843	564,428	7,847,608	7,668,497
Loss before benefit from income taxes	(975,083)	(1,628,942)	(5,136,074)	(4,055,262)	(93,885,573)	(94,860,656)
Benefit from income taxes			(458,279)	(391,756)	(1,397,353)	(1,397,353)
Net loss	(975,083)	(1,628,942)	(4,677,795)	(3,663,506)	(92,488,220)	(93,463,303)
Preferred stock dividend	1,114,516	586,417	2,395,520	2,511,412	13,317,555	14,432,071
Net loss available to common shareholders	(2,089,599)	(2,215,359)	(7,073,315)	(6,174,918)	(105,805,775)	(107,895,374)
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.03)
Weighted average number of shares of common stock outstanding	265,479,874	222,968,576	236,019,072	198,228,289
Net loss	(975,083)	(1,628,942)	(4,677,795)	(3,663,506)	(92,488,220)	(93,463,303)
Other comprehensive loss:
Currency translation adjustment	833	(2,402)	(43,325)	(12,662)	(55,987)	(55,154)
Comprehensive loss	$ (974,250)	$ (1,631,344)	$ (4,721,120)	$ (3,676,168)	$ (92,544,207)	$ (93,518,457)